CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Other revenues	$ 2,069	$ 622	$ 106
Total revenues	269,324	211,477	651,526
Cost of revenues
Other cost	(817)	(2,308)	(223)
Total cost of revenues	(353,644)	(452,257)	(421,239)
Gross profit (loss)	(84,320)	(240,780)	230,287
Operating expenses:
Research and development expenses	(61,323)	(64,845)	(81,755)
Sales and marketing expenses	(5,708)	(8,175)	(9,413)
General and administrative expenses	(71,691)	(71,249)	(88,302)
Impairment on property, equipment and software	(11,303)	(21,126)	0
Impairment on cryptocurrency		(4,706)	(7,880)
Gain on disposal of property, equipment and software	7,215
Total operating expenses	(142,810)	(170,101)	(187,350)
Income (loss) from operations	(227,130)	(410,881)	42,937
Interest income	536	956	2,372
Interest expense	(521)
Change in fair value of Cryptocurrency	42,427
Change in fair value of financial instruments other than derivatives	20,571	(10,918)	3,795
Change in fair value of financial derivatives	17,606
Excess of fair value of convertible preferred shares	(50,725)	(59,199)
Foreign exchange gains, net	14,135	12,309	35,935
Other income, net	10,832	2,240	3,295
Income (loss) before income tax expense	(172,269)	(465,493)	88,334
Income tax (expense) benefit	(77,483)	51,340	(18,450)
Net income (loss)	(249,752)	(414,153)	69,884
Foreign currency translation adjustment, net of nil tax	(13,577)	(6,966)	(36,267)
Total comprehensive income (loss)	$ (263,329)	$ (421,119)	$ 33,617
Weighted average number of shares used in per Class A and Class B ordinary share calculation:
- Basic	4,072,386,826	2,579,202,596	2,560,106,403
- Diluted	4,072,386,826	2,579,202,596	2,577,892,069
Net earnings (loss) per Class A and Class B ordinary share (cent per share)
- Basic	$ (6.13)	$ (16.06)	$ 2.73
- Diluted	$ (6.13)	$ (16.06)	$ 2.71
Cost of revenues
Share-based compensation expenses were included in:
Share-based compensation expense	$ 312	$ 207	$ 154
Research and development expenses
Share-based compensation expenses were included in:
Share-based compensation expense	7,289	9,098	10,251
Sales and marketing expenses
Share-based compensation expenses were included in:
Share-based compensation expense	156	234	2,464
General and administrative expenses
Share-based compensation expenses were included in:
Share-based compensation expense	23,159	32,535	50,146
Products
Revenues
Revenues	223,233	176,898	618,890
Cost of revenues
Cost of revenues	(301,258)	(368,116)	(366,474)
Mining
Revenues
Revenues	44,022	33,957	32,530
Cost of revenues
Cost of revenues	$ (51,569)	$ (81,833)	$ (54,542)